Taxes on Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes on Income (Details) [Line Items]
Income tax rates		21.00%	21.00%
Operating loss carryforwards (in Dollars)		$ 3,912,000
Taxable income	80.00%	80.00%
Income tax purposes (in Dollars)	$ 2,754
Income tax rates		21.00%	21.00%
Operating tax losses (in Dollars)		$ 1,843,000
Ownership [Member]
Taxes on Income (Details) [Line Items]
Interest	50.00%	50.00%